Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2019
Property, plant and equipment [abstract]
Property, Plant and Equipment
The following summarizes the carrying values of property, plant and equipment for the periods reflected:

	June 30, 2019			June 30, 2018
	Cost	Accumulated depreciation	Net book value	Cost	Accumulated depreciation	Net book value
Land	39,532	—	39,532	—	—	—
Buildings & improvements	420,737	(25,682)	395,055	79,085	(2,436)	76,649
Construction in progress	222,884	—	222,884	146,547	(888)	145,659
Computer software & equipment	20,850	(5,367)	15,483	4,078	(584)	3,494
Furniture & fixtures	12,058	(2,847)	9,211	3,477	(349)	3,128
Production & other equipment	99,355	(17,867)	81,488	19,222	(2,450)	16,772
Finance lease equipment	2,312	(398)	1,914	791	(141)	650
Total	817,728	(52,161)	765,567	253,200	(6,848)	246,352

The following summarizes the changes in the net book values of property, plant and equipment for the periods presented:

	June 30, 2018	June 30, 2019
	Net book value	Additions	Additions from business combinations	Depreciation	Other (1)	Foreign currency translation	Net book value
Land	—	20,865	18,637	—	—	30	39,532
Buildings & Improvements	76,649	130,165	74,373	(23,280)	137,098	50	395,055
Construction in progress	145,659	164,213	49,913	888	(137,098)	(691)	222,884
Computer software & equipment	3,494	13,757	5,204	(4,792)	(2,185)	5	15,483
Furniture & fixtures	3,128	4,819	3,806	(2,505)	—	(37)	9,211
Production & other equipment	16,772	65,698	14,511	(15,420)	—	(73)	81,488
Finance lease equipment	650	914	607	(257)	—	—	1,914
Total	246,352	400,431	167,051	(45,366)	(2,185)	(716)	765,567

(1)	Includes disposals, reclassifications and other adjustments.

	June 30, 2017	June 30, 2018
	Net book value	Additions	Additions from business combinations	Depreciation	Other (1)	Foreign currency translation	Net book value
Buildings & improvements	16,128	16,896	45,404	(1,435)	(344)	—	76,649
Construction in progress	26,571	115,653	4,323	(888)	—	—	145,659
Computer software & equipment	522	3,333	588	(403)	(547)	1	3,494
Furniture & fixtures	233	2,859	615	(364)	(215)	—	3,128
Production & other equipment	1,564	12,750	5,405	(2,052)	(899)	4	16,772
Finance lease equipment	505	—	247	(102)	—	—	650
Total	45,523	151,491	56,582	(5,244)	(2,005)	5	246,352

(1)	Includes disposals, reclassifications and other adjustments.